Appendix 5 Detail of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 211,027,141	$ 114,486,479
Other current financial assets	20,523,276	487,106
Other current non-financial assets	2,167,272	4,409,288
Trade and other current receivables, net	218,178,007	260,440,086
Current accounts receivable from related parties	109,797,820	82,727,781
Current taxes receivable	65,164,708	34,438,408
TOTAL CURRENT ASSETS	662,804,360	543,372,955
Other non-current financial assets	33,391,398	28,802,568
Other non-current non-financial assets	12,853,459	12,318,443
Trade and other non-current receivables, net	1,032,923	6,788,437
Investments accounted for using the equity method	12,707,221	18,738,198	$ 45,716,371
Intangible assets other than goodwill, net	18,607,973	19,266,874	20,905,426	$ 52,451,833
Property, plant and equipment, net	2,788,204,501	2,726,838,537	$ 2,729,717,092
TOTAL NON-CURRENT ASSETS	2,891,657,831	2,856,309,536
TOTAL ASSETS	3,554,462,191	3,399,682,491
Other current financial liabilities	18,815,435	25,696,064
Trade and other current payables	329,448,226	341,088,664
Current accounts payable to related parties	122,862,944	121,018,039
Current provisions	5,296,635	6,493,428
Current tax liabilities	66,933,261	61,457,940
TOTAL CURRENT LIABILITIES	543,356,501	555,777,465
Other non-current financial liabilities	781,978,145	854,016,751
Trade and other payables, Non-current	632,643	1,453,022
Non-current accounts payables to related parties	318,518	251,527
Deferred tax liabilities	160,293,916	185,277,005
TOTAL NON-CURRENT LIABILITIES	1,022,091,737	1,114,144,777
TOTAL LIABILITIES	1,565,448,238	1,669,922,242
Details of Assets and Liabilities in Foreign Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	20,048,279	9,448,384
Other current financial assets	20,441,149	422,705
Other current non-financial assets	934,647	122,283
Trade and other current receivables, net	6,346,175	931,882
Current accounts receivable from related parties	65,225,546	16,780,275
Current taxes receivable	146,525	302,528
TOTAL CURRENT ASSETS	113,142,321	28,008,057
Other non-current financial assets	30,789,703	26,185,923
Other non-current non-financial assets	701,684	303,837
Trade and other non-current receivables, net	62,563	27,567
Investments accounted for using the equity method	3,888,467	4,074,269
Intangible assets other than goodwill, net	253,849	194,529
Property, plant and equipment, net	15,450,783	16,039,114
TOTAL NON-CURRENT ASSETS	51,147,049	46,825,239
TOTAL ASSETS	164,289,370	74,833,296
Details of Assets and Liabilities in Foreign Currency [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	7,999,743	15,017,154
Trade and other current payables	20,092,325	10,919,134
Current accounts payable to related parties	24,125,790	591,686
Current provisions	45,419	20,860
Current tax liabilities	146,769
TOTAL CURRENT LIABILITIES	52,410,046	26,548,834
Details of Assets and Liabilities in Foreign Currency [Member] | 91 days to 1 year [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	13,681,329	3,793,737
TOTAL CURRENT LIABILITIES	13,681,329	3,793,737
Details of Assets and Liabilities in Foreign Currency [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	29,636,407	61,372,923
Trade and other payables, Non-current	174,290	917,620
Deferred tax liabilities	4,459,081	3,751,112
TOTAL NON-CURRENT LIABILITIES	34,269,778	66,041,655
TOTAL LIABILITIES	86,679,824	92,590,489
Details of Assets and Liabilities in Foreign Currency [Member] | More than five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	434,446,795	475,084,614
Non-current accounts payables to related parties	318,518
TOTAL NON-CURRENT LIABILITIES	434,765,313	475,084,614
TOTAL LIABILITIES	448,446,642	478,878,351
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	13,784,935	4,640,978
Other current financial assets	20,441,149	422,705
Other current non-financial assets	902,026	65,138
Trade and other current receivables, net	5,273,103
Current accounts receivable from related parties	22,833,551	16,780,275
Other non-current financial assets	30,789,703	26,185,923
Other non-current non-financial assets	322,744
Investments accounted for using the equity method	$ 3,783,316	3,982,932
Currency	Chilean peso
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	$ 7,999,743	15,017,154
Trade and other current payables	16,184,962	8,563,997
Current accounts payable to related parties	8,394,761
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | 91 days to 1 year [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	13,681,329	3,793,737
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	29,636,407	61,372,923
Trade and other payables, Non-current	947
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | More than five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	434,446,795	475,084,614
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	6,263,344	4,807,406
Other current non-financial assets	32,621	57,145
Trade and other current receivables, net	1,073,072	931,882
Current taxes receivable	146,525	302,528
Other non-current non-financial assets	378,940	303,837
Trade and other non-current receivables, net	62,563	27,567
Investments accounted for using the equity method	105,151	91,337
Intangible assets other than goodwill, net	253,849	194,529
Property, plant and equipment, net	$ 15,450,783	16,039,114
Currency	Chilean peso
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	$ 732,777	970,255
Current accounts payable to related parties	13,574	13,574
Current provisions	45,419	20,860
Current tax liabilities	146,769
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other payables, Non-current	173,343	887,668
Deferred tax liabilities	4,459,081	3,751,112
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties	$ 42,391,995
Currency	Chilean peso
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	$ 3,174,586	1,384,882
Current accounts payable to related parties	15,717,455	563,655
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other payables, Non-current		29,952
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member] | More than five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Non-current accounts payables to related parties	$ 318,518
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Colombian Peso
Disclosure Of Assets And Liabilities By Currency [Line Items]
Currency	Chilean peso
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Colombian Peso | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties		$ 14,457